4. Convertible Promissory Note (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Proceeds from convertible note	$ 0	$ 420,000	$ 500,000	$ 0
Interest expense			81,342
Interest expense, related to the amortization of the debt discount	336,713	$ 0	81,342	$ 0
Debt converted, amount converted	$ 548,949
Debt converted, shares issued	313,686
Convertible Note 1 [Member]
Proceeds from convertible note			$ 420,000
Debt stated interest rate			10.00%
Debt maturity date			Jun. 30, 2020
Beneficial conversion feature			$ 420,000
Convertible Note 2 [Member]
Proceeds from convertible note			$ 80,000
Debt stated interest rate			10.00%
Debt maturity date			Jul. 28, 2020
Beneficial conversion feature			$ 80,000